ACCRUED LIABILITIES: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED LIABILITIES:
Compensation	$ 8,948	$ 8,817
Other employee benefits	7,121	7,299
Taxes, other than income	2,618	1,954
Advertising and promotions	21,431	20,568
Other	5,032	4,431
Total accrued liabilities	$ 45,150	$ 43,069